Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.5%
6,368	iShares 20+ Year Treasury Bond ETF	$ 1,039,640	2.0
30,710	iShares Core S&P Small-Cap ETF	2,156,763	4.0
6,934	Vanguard S&P 500 ETF	2,133,245	4.0
38,324	Vanguard Value ETF	4,005,241	7.5

	Total Exchange-Traded Funds
	(Cost $9,012,148)	9,334,889	17.5

MUTUAL FUNDS: 82.4%
	Affiliated Investment Companies: 82.4%
550,656	Voya High Yield Bond Fund - Class R6	4,256,567	8.0
540,935	Voya Intermediate Bond Fund - Class R6	5,798,820	10.8
45,595	Voya Large-Cap Growth Fund - Class R6	2,551,495	4.8
69,912	Voya MidCap Opportunities Portfolio - Class I	1,075,252	2.0
145,453	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,876,347	3.5
174,435	Voya Multi-Manager International Equity Fund - Class I	2,009,488	3.8
128,549	Voya Multi-Manager International Factors Fund - Class I	1,196,795	2.2
130,353	Voya Multi-Manager Mid Cap Value Fund - Class I	1,074,108	2.0
106,048	Voya Short Term Bond Fund - Class R6	1,054,117	2 .0
206,403	Voya U.S. High Dividend Low Volatility Fund - Class R6	2,404,591	4.5
531,808	Voya U.S. Stock Index Portfolio - Class I	9,125,825	17.1
276,453	VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,165,391	5.9
73,087	VY® Columbia Contrarian Core Portfolio - Class I	1,338,954	2.5
185,734	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,330,578	10.0
18,316	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,751,551	3.3

	Total Mutual Funds
	(Cost $41,072,743)	44,009,879	82.4

	Total Investments in Securities (Cost $50,084,891)	$ 53,344,768	99.9
	Assets in Excess of Other Liabilities	58,120	0.1
	Net Assets	$ 53,402,888	100.0

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,334,889	$–	$–	$9,334,889
Mutual Funds	44,009,879	–	–	44,009,879
Total Investments, at fair value	$53,344,768	$–	$–	$53,344,768

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,693,999	$171,226	$(1,905,677)	$40,452	$-	$24,933	$(242,357)	$-
Voya High Yield Bond Fund - Class R6	2,264,077	2,564,381	(679,968)	108,077	4,256,567	140,955	(18,537)	-
Voya Intermediate Bond Fund - Class R6	2,705,850	4,270,616	(1,302,247)	124,601	5,798,820	115,581	67,458	-
Voya Large Cap Value Fund - Class R6	1,699,537	538,395	(2,190,868)	(47,064)	-	8,891	(274,972)	-
Voya Large-Cap Growth Fund - Class R6	2,715,638	379,314	(854,987)	311,530	2,551,495	-	68,403	-
Voya MidCap Opportunities Portfolio - Class I	1,121,635	160,797	(314,023)	106,843	1,075,252	1,359	5,004	57,255
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,326,030	874,944	(1,292,651)	(31,976)	1,876,347	-	(110,529)	-
Voya Multi-Manager International Equity Fund - Class I	2,127,916	565,085	(816,774)	133,261	2,009,488	-	(124,013)	-
Voya Multi-Manager International Factors Fund - Class I	2,105,232	509,171	(1,581,555)	163,947	1,196,795	-	(307,941)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,128,106	312,522	(309,988)	(56,532)	1,074,108	-	(95,231)	-
Voya Short Term Bond Fund - Class R6	2,795,398	1,263,203	(2,980,805)	(23,679)	1,054,117	24,348	(36,572)	-
Voya Small Company Portfolio - Class I	1,392,381	328,447	(1,731,084)	10,256	-	-	(320,938)	-
Voya Strategic Income Opportunities Fund - Class R6	2,233,199	200,468	(2,415,422)	(18,245)	-	30,656	(95,521)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	3,084,518	572,981	(1,031,683)	(221,225)	2,404,591	29,101	(15,629)	-
Voya U.S. Stock Index Portfolio - Class I	2,569,693	9,333,242	(3,436,762)	659,652	9,125,825	24,025	(275,131)	352,588
VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,786,294	1,093,372	(879,908)	165,633	3,165,391	58,653	63,763	23,247
VY® Columbia Contrarian Core Portfolio - Class I	-	1,351,662	(160,858)	148,150	1,338,954	896	21,670	40,130
VY® Invesco Comstock Portfolio - Class I	2,143,393	406,464	(2,757,511)	207,654	-	-	(753,855)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,645,771	956,768	(1,065,170)	(206,791)	5,330,578	13,987	77,108	405,990
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,834,533	295,754	(1,872,888)	494,152	1,751,551	-	(237,413)	64,867
	$45,373,200	$26,148,812	$(29,580,829)	$2,068,696	$44,009,879	$473,385	$(2,605,233)	$944,077

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $51,440,318.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,510,681
Gross Unrealized Depreciation	(1,606,231)
Net Unrealized Appreciation	$1,904,450